Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents [Abstract]
Cash and Cash Equivalents
Cash and cash equivalents as of December 31, 2021 and 2020, are summarized as follows:

	2021	2020
Cash on hand	$738	$756
Cash at banks	38,829	49,356
Short-term investments (a)	-	55,198
	$39,567	$105,310

(a)	Includes fix-term deposits (promissory notes) and repurchase/resell agreements with terms up to 3 days.